Basis of preparation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 USD ($) £ / $		Dec. 31, 2024 USD ($) € / $		Dec. 31, 2024 USD ($) SFr / $		Dec. 31, 2024 USD ($) ¥ / $		Dec. 31, 2023 USD ($) £ / $		Dec. 31, 2023 USD ($) € / $		Dec. 31, 2023 USD ($) SFr / $		Dec. 31, 2023 USD ($) ¥ / $		Dec. 31, 2022 USD ($) £ / $		Dec. 31, 2022 USD ($) € / $		Dec. 31, 2022 USD ($) SFr / $		Dec. 31, 2022 USD ($) ¥ / $		Dec. 31, 2024 £ / $	Dec. 31, 2024 € / $	Dec. 31, 2024 SFr / $	Dec. 31, 2024 ¥ / $	Dec. 31, 2023 £ / $	Dec. 31, 2023 € / $	Dec. 31, 2023 SFr / $	Dec. 31, 2023 ¥ / $	Dec. 31, 2022 £ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 SFr / $	Dec. 31, 2022 ¥ / $	Dec. 31, 2021 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Cash at bank and other short-term liquid investments with original maturities of three months or less	$ 619		$ 619		$ 619		$ 619		$ 619		$ 619		$ 302		$ 302		$ 302		$ 302		$ 350		$ 350		$ 350		$ 350
Cash and cash equivalents	617	[1]	617	[1]	617	[1]	617	[1]	617	[1]	617	[1]	300	[1]	300	[1]	300	[1]	300	[1]	344	[1]	344	[1]	344	[1]	344	[1]													$ 1,285
Net debt	2,709		2,709		2,709		2,709		2,709		2,709		2,776		2,776		2,776		2,776		$ 2,535		$ 2,535		$ 2,535		$ 2,535														$ 2,049
Net debt excluding lease liabilities	2,513		2,513		$ 2,513		$ 2,513		$ 2,513		$ 2,513		$ 2,577		$ 2,577		$ 2,577		$ 2,577
Exchange rates
Average rates					1.28		1.08		1.14		0.0066		1.24		1.08		1.11		0.0071		1.23		1.05		1.05		0.0076
Year end rates																													1.25	1.04	1.1	0.0064	1.27	1.1	1.19	0.0071	1.21	1.07	1.08	0.0076
Committed facilities
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities	$ 4,100		4,100		$ 4,100		$ 4,100		$ 4,100		$ 4,100		$ 3,600		$ 3,600		$ 3,600		$ 3,600
Committed facilities | Weighted average interest rate
Disclosure of detailed informations about basis of preparation [line items]
Debt instrument term	5 years 6 months
Private placement debt
Disclosure of detailed informations about basis of preparation [line items]
Borrowings Subject To Financial Covenants	$ 625		$ 625		$ 625		$ 625		$ 625		$ 625
Leverage Ratio			3.5

[1]	Cash and cash equivalents is net of bank overdrafts of $2m (2023: $2m, 2022: $6m).